CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Class A Ordinary Share
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	11,620,571	4,988,337
Ordinary shares, outstanding	11,620,571	4,988,337
Class B Ordinary Share
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	635,419	635,419
Ordinary shares, outstanding	635,419	635,419